Pacer Trendpilot US Large Cap ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Communication Services - 9.9%
Alphabet, Inc. - Class A	401,154	$81,843,439
Alphabet, Inc. - Class C	326,753	67,180,417
AT&T, Inc.	489,256	11,610,045
Charter Communications, Inc. - Class A (a)(b)	6,660	2,300,963
Comcast Corp. - Class A	260,068	8,753,889
Electronic Arts, Inc.	16,560	2,035,390
Fox Corp. - Class A	15,463	791,396
Fox Corp. - Class B	9,158	445,079
Interpublic Group of Cos., Inc.	25,644	735,213
Live Nation Entertainment, Inc. (a)(b)	10,748	1,555,021
Match Group, Inc.	17,769	634,353
Meta Platforms, Inc. - Class A	149,678	103,155,084
Netflix, Inc. (a)	29,258	28,578,044
News Corp. - Class A	26,547	746,502
News Corp. - Class B (b)	7,971	252,282
Omnicom Group, Inc. (b)	13,408	1,163,680
Paramount Global - Class B (b)	40,952	445,558
Take-Two Interactive Software, Inc. (a)	11,254	2,087,730
T-Mobile US, Inc.	33,128	7,717,830
Verizon Communications, Inc.	287,071	11,307,727
Walt Disney Co.	123,645	13,979,304
Warner Bros Discovery, Inc. (a)	154,408	1,612,019
		348,930,965

Consumer Discretionary - 11.4%
Airbnb, Inc. - Class A (a)	29,789	3,907,423
Amazon.com, Inc. (a)	642,527	152,715,817
Aptiv PLC (a)	16,195	1,010,892
AutoZone, Inc. (a)	1,129	3,782,387
Best Buy Co., Inc.	13,561	1,164,347
Booking Holdings, Inc.	2,267	10,740,048
BorgWarner, Inc.	15,064	480,542
Caesars Entertainment, Inc. (a)	15,042	542,264
CarMax, Inc. (a)	10,649	911,980
Carnival Corp. (a)	71,512	1,978,737
Chipotle Mexican Grill, Inc. (a)	92,351	5,388,681
Darden Restaurants, Inc.	8,128	1,586,911
Deckers Outdoor Corp. (a)	10,448	1,853,057
Domino's Pizza, Inc.	2,377	1,067,558
DR Horton, Inc.	20,223	2,869,644
eBay, Inc.	32,979	2,225,423
Expedia Group, Inc. (a)	8,468	1,447,605
Ford Motor Co.	268,858	2,710,089
Garmin Ltd.	10,629	2,294,270
General Motors Co.	75,690	3,743,627
Genuine Parts Co.	9,551	1,110,304
Hasbro, Inc.	9,050	523,452
Hilton Worldwide Holdings, Inc.	16,778	4,296,342
Home Depot, Inc.	67,973	28,003,517
Las Vegas Sands Corp. (b)	24,340	1,115,502
Lennar Corp. - Class A	16,448	2,158,636
LKQ Corp.	17,892	668,982
Lowe's Cos., Inc.	38,633	10,046,125
Lululemon Athletica, Inc. (a)	7,777	3,221,233
Marriott International, Inc. - Class A	15,867	4,610,792
McDonald's Corp.	48,928	14,125,514
MGM Resorts International (a)	15,856	546,715
Mohawk Industries, Inc. (a)	3,735	456,790
NIKE, Inc. - Class B	81,960	6,302,724
Norwegian Cruise Line Holdings Ltd. (a)	30,282	858,495
NVR, Inc. (a)	200	1,603,236
O'Reilly Automotive, Inc. (a)	3,906	5,056,005
Pool Corp.	2,657	914,672
PulteGroup, Inc.	14,279	1,624,665
Ralph Lauren Corp.	2,757	688,423
Ross Stores, Inc.	22,288	3,355,681
Royal Caribbean Cruises Ltd. (b)	17,018	4,536,999
Starbucks Corp.	78,028	8,402,055
Tapestry, Inc.	16,218	1,182,941
Tesla Motors, Inc. (a)	191,750	77,582,050
TJX Cos., Inc.	76,826	9,587,117
Tractor Supply Co.	35,387	1,923,637
Ulta Beauty, Inc. (a)	3,263	1,344,845
Wynn Resorts Ltd. (b)	6,371	553,321
Yum! Brands, Inc.	19,207	2,506,513
		401,328,585

Consumer Staples - 5.5%
Altria Group, Inc.	116,663	6,093,308
Archer-Daniels-Midland Co.	32,951	1,688,080
Brown-Forman Corp. - Class B (b)	12,785	422,033
Bunge Global SA	9,790	745,313
Church & Dwight Co., Inc.	17,022	1,796,161
Clorox Co.	8,649	1,372,423
Coca-Cola Co.	264,885	16,814,900
Colgate-Palmolive Co.	56,271	4,878,696
Conagra Brands, Inc.	33,242	860,635
Constellation Brands, Inc. - Class A	10,747	1,943,058
Costco Wholesale Corp.	30,334	29,723,680
Dollar General Corp.	15,242	1,083,097
Dollar Tree, Inc. (a)	13,923	1,021,252
Estee Lauder Cos., Inc. - Class A	16,218	1,353,068
General Mills, Inc.	38,333	2,305,347
Hershey Co. (b)	10,178	1,519,066
Hormel Foods Corp.	20,156	604,277
J M Smucker Co.	7,471	798,575
Kellanova	18,490	1,511,188
Kenvue, Inc.	132,175	2,814,006
Keurig Dr Pepper, Inc.	77,520	2,488,392
Kimberly-Clark Corp.	22,962	2,984,371
Kroger Co.	45,927	2,830,940
Lamb Weston Holdings, Inc. (b)	9,828	589,090
McCormick & Co., Inc.	17,497	1,351,293
Molson Coors Beverage Co. - Class B	12,056	660,066
Mondelez International, Inc. - Class A	90,580	5,252,734
Monster Beverage Corp. (a)	48,212	2,348,407
PepsiCo, Inc.	93,668	14,114,831
Philip Morris International, Inc.	106,104	13,814,741
Procter & Gamble Co.	161,175	26,753,438
Sysco Corp.	33,820	2,466,154
Target Corp.	31,724	4,375,057
The Campbell's Co. (b)	13,763	533,592
The Kraft Heinz Co.	60,741	1,812,511
Tyson Foods, Inc. - Class A	19,954	1,127,201
Walgreens Boots Alliance, Inc. (b)	49,883	512,797
Walmart, Inc.	297,056	29,159,017
		192,522,795

Energy - 3.1%
APA Corp. (b)	24,787	543,579
Baker Hughes Co.	68,369	3,157,280
Chevron Corp.	114,173	17,033,470
ConocoPhillips	89,065	8,802,294
Coterra Energy, Inc.	50,928	1,411,724
Devon Energy Corp.	45,213	1,541,763
Diamondback Energy, Inc.	12,935	2,125,997
EOG Resources, Inc.	38,706	4,868,828
EQT Corp.	41,220	2,107,166
Exxon Mobil Corp.	301,766	32,237,662
Halliburton Co.	60,746	1,580,611
Hess Corp.	19,028	2,645,463
Kinder Morgan, Inc.	132,980	3,654,290
Marathon Petroleum Corp.	22,114	3,222,231
Occidental Petroleum Corp.	46,494	2,168,945
ONEOK, Inc.	40,203	3,906,526
Phillips 66	28,421	3,349,983
Schlumberger Ltd.	95,022	3,827,486
Targa Resources Corp.	15,102	2,972,074
Texas Pacific Land Corp. (b)	1,301	1,687,618
Valero Energy Corp.	21,793	2,898,469
Williams Cos., Inc.	83,932	4,652,351
		110,395,810

Financials - 14.1%
Aflac, Inc.	34,425	3,696,556
Allstate Corp.	18,208	3,501,945
American Express Co.	37,959	12,050,085
American International Group, Inc.	42,958	3,164,286
Ameriprise Financial, Inc.	6,666	3,622,038
Aon PLC - Class A	14,897	5,524,106
Apollo Global Management, Inc. (b)	30,770	5,261,055
Arch Capital Group Ltd.	25,871	2,407,814
Arthur J Gallagher & Co.	17,141	5,173,497
Assurant, Inc.	3,535	760,697
Bank of America Corp.	456,444	21,133,357
Bank of New York Mellon Corp.	50,043	4,300,195
Berkshire Hathaway, Inc. - Class B (a)	125,837	58,976,027
Blackrock, Inc.	9,927	10,676,488
Blackstone, Inc.	49,706	8,803,430
Brown & Brown, Inc.	16,421	1,718,622
Capital One Financial Corp.	26,277	5,352,888
Cboe Global Markets, Inc.	7,221	1,475,467
Charles Schwab Corp.	102,898	8,511,723
Chubb Ltd.	25,468	6,924,240
Cincinnati Financial Corp.	10,749	1,473,150
Citigroup, Inc.	128,790	10,487,370
Citizens Financial Group, Inc.	30,349	1,443,702
CME Group, Inc.	24,799	5,865,459
Corpay, Inc. (a)	4,804	1,827,874
Discover Financial Services	17,305	3,479,862
Erie Indemnity Co. - Class A (b)	1,689	680,583
Everest Group Ltd.	2,957	1,027,587
FactSet Research Systems, Inc.	2,617	1,241,531
Fidelity National Information Services, Inc.	37,066	3,019,767
Fifth Third Bancorp	46,159	2,045,305
Fiserv, Inc. (a)	39,182	8,464,879
Franklin Resources, Inc. (b)	21,279	473,245
Global Payments, Inc.	17,547	1,980,179
Globe Life, Inc.	5,800	708,122
Goldman Sachs Group, Inc.	21,426	13,721,210
Hartford Financial Services Group, Inc.	19,965	2,227,096
Huntington Bancshares, Inc.	100,792	1,733,622
Intercontinental Exchange, Inc.	39,530	6,318,080
Invesco Ltd.	31,193	599,841
Jack Henry & Associates, Inc.	5,114	890,296
JPMorgan Chase & Co.	193,297	51,668,288
KeyCorp.	68,226	1,226,703
KKR & Co., Inc.	46,458	7,761,738
Loews Corp.	12,453	1,064,109
M&T Bank Corp.	11,524	2,319,090
MarketAxess Holdings, Inc.	2,657	586,214
Marsh & McLennan Cos., Inc.	33,371	7,237,502
Mastercard, Inc. - Class A	55,455	30,801,371
MetLife, Inc.	40,024	3,462,476
Moody's Corp.	10,535	5,261,600
Morgan Stanley	84,555	11,704,949
MSCI, Inc.	5,414	3,230,913
Nasdaq, Inc.	28,476	2,344,714
Northern Trust Corp.	13,654	1,533,208
PayPal Holdings, Inc. (a)	69,012	6,113,083
PNC Financial Services Group, Inc.	27,336	5,493,169
Principal Financial Group, Inc.	14,631	1,206,326
Progressive Corp.	39,901	9,833,202
Prudential Financial, Inc.	24,569	2,966,952
Raymond James Financial, Inc.	12,603	2,123,353
Regions Financial Corp.	62,996	1,552,221
S&P Global, Inc.	21,651	11,289,048
State Street Corp.	20,190	2,051,708
Synchrony Financial	26,802	1,848,802
T Rowe Price Group, Inc. (b)	15,292	1,787,941
Travelers Cos., Inc.	15,671	3,842,216
Truist Financial Corp.	91,368	4,350,944
US Bancorp	107,392	5,131,190
Visa, Inc. - Class A	118,654	40,555,937
W R Berkley Corp.	20,720	1,218,958
Wells Fargo & Co.	227,469	17,924,557
Willis Towers Watson PLC	6,950	2,290,477
		494,526,235

Health Care - 10.5%
Abbott Laboratories	118,380	15,144,353
AbbVie, Inc.	120,844	22,223,212
Agilent Technologies, Inc.	19,765	2,994,793
Align Technology, Inc. (a)	4,854	1,063,560
Amgen, Inc.	36,628	10,454,364
Baxter International, Inc.	35,296	1,149,238
Becton Dickinson & Co.	19,946	4,938,630
Biogen, Inc. (a)	10,128	1,457,723
Bio-Techne Corp.	11,004	809,344
Boston Scientific Corp. (a)	100,345	10,271,314
Bristol-Myers Squibb Co.	139,621	8,230,658
Cardinal Health, Inc.	16,778	2,074,767
Cencora, Inc.	12,057	3,065,010
Centene Corp. (a)	34,750	2,225,042
Charles River Laboratories International, Inc. (a)(b)	3,525	580,779
Cigna Group	18,840	5,542,916
Cooper Cos., Inc. (a)	13,724	1,325,052
CVS Health Corp.	86,717	4,897,776
Danaher Corp.	43,793	9,754,453
DaVita, Inc. (a)(b)	3,136	552,563
DexCom, Inc. (a)	26,884	2,334,338
Edwards Lifesciences Corp. (a)	40,611	2,942,267
Elevance Health, Inc.	15,946	6,309,832
Eli Lilly & Co.	54,086	43,868,073
GE HealthCare Technologies, Inc.	31,586	2,789,044
Gilead Sciences, Inc.	85,787	8,338,496
HCA Healthcare, Inc.	12,557	4,142,680
Henry Schein, Inc. (a)	8,590	687,200
Hologic, Inc. (a)	15,951	1,150,705
Humana, Inc.	8,248	2,418,561
IDEXX Laboratories, Inc. (a)	5,631	2,376,564
Incyte Corp. (a)	11,046	819,171
Insulet Corp. (a)	4,840	1,347,359
Intuitive Surgical, Inc. (a)	24,303	13,898,400
IQVIA Holdings, Inc. (a)	11,896	2,395,379
Johnson & Johnson	164,717	25,061,692
Labcorp Holdings, Inc.	5,821	1,454,086
McKesson Corp.	8,748	5,202,873
Medtronic PLC	88,286	8,018,134
Merck & Co., Inc.	172,856	17,081,630
Mettler-Toledo International, Inc. (a)	1,445	1,971,616
Moderna, Inc. (a)(b)	23,013	907,172
Molina Healthcare, Inc. (a)	3,936	1,221,774
Pfizer, Inc.	386,194	10,241,865
Quest Diagnostics, Inc.	7,771	1,267,450
Regeneron Pharmaceuticals, Inc. (a)	7,261	4,886,508
ResMed, Inc. (b)	10,108	2,387,307
Revvity, Inc. (b)	8,389	1,058,105
Solventum Corp. (a)	9,685	717,271
STERIS PLC	6,793	1,498,875
Stryker Corp.	23,602	9,235,227
Teleflex, Inc.	3,178	572,803
Thermo Fisher Scientific, Inc.	26,100	15,601,275
UnitedHealth Group, Inc.	63,002	34,177,955
Universal Health Services, Inc. - Class B	4,073	768,005
Vertex Pharmaceuticals, Inc. (a)	17,509	8,083,555
Viatris, Inc.	83,421	940,989
Waters Corp. (a)	4,086	1,697,651
West Pharmaceutical Services, Inc.	4,984	1,702,285
Zimmer Biomet Holdings, Inc.	13,713	1,501,299
Zoetis, Inc.	30,534	5,218,261
		367,049,279

Industrials - 8.3%
3M Co.	37,472	5,703,238
A O Smith Corp.	8,220	553,206
Allegion PLC	5,992	795,318
AMETEK, Inc.	15,903	2,935,058
Automatic Data Processing, Inc.	27,736	8,404,285
Axon Enterprise, Inc. (a)	4,994	3,256,987
Boeing Co. (a)	50,918	8,988,045
Broadridge Financial Solutions, Inc.	8,032	1,913,383
Builders FirstSource, Inc. (a)	7,992	1,336,902
Carrier Global Corp.	57,445	3,755,754
Caterpillar, Inc.	32,938	12,234,491
CH Robinson Worldwide, Inc.	8,071	802,984
Cintas Corp.	23,587	4,730,845
Copart, Inc. (a)	60,456	3,502,216
CSX Corp.	132,760	4,363,821
Cummins, Inc.	9,435	3,361,219
Dayforce, Inc. (a)(b)	10,729	758,969
Deere & Co.	17,526	8,352,191
Delta Air Lines, Inc.	44,114	2,967,549
Dover Corp.	9,427	1,920,091
Eaton Corp. PLC	26,906	8,783,195
Emerson Electric Co. (b)	39,263	5,102,227
Equifax, Inc.	8,549	2,349,094
Expeditors International of Washington, Inc.	9,756	1,108,086
Fastenal Co.	38,365	2,809,853
FedEx Corp.	15,465	4,096,215
Fortive Corp.	23,894	1,943,299
GE Vernova, Inc.	18,979	7,076,890
Generac Holdings, Inc. (a)	4,086	610,162
General Dynamics Corp.	17,771	4,566,792
General Electric Co.	73,857	15,035,069
Honeywell International, Inc.	44,325	9,916,389
Howmet Aerospace, Inc.	28,111	3,558,290
Hubbell, Inc.	3,723	1,574,866
Huntington Ingalls Industries, Inc.	2,757	543,846
IDEX Corp.	5,214	1,169,552
Illinois Tool Works, Inc.	18,483	4,790,054
Ingersoll Rand, Inc.	27,757	2,603,607
Jacobs Solutions, Inc.	8,559	1,199,373
JB Hunt Trasport Services, Inc.	5,473	937,087
Johnson Controls International PLC	46,005	3,588,390
L3Harris Technologies, Inc.	13,086	2,774,363
Leidos Holdings, Inc.	9,179	1,303,693
Lennox International, Inc. (b)	2,220	1,315,172
Lockheed Martin Corp.	14,321	6,629,907
Masco Corp.	15,052	1,193,323
Nordson Corp.	3,735	822,522
Norfolk Southern Corp.	15,551	3,970,170
Northrop Grumman Corp.	9,413	4,586,673
Old Dominion Freight Line, Inc.	12,974	2,408,104
Otis Worldwide Corp.	27,626	2,636,073
PACCAR, Inc.	36,084	4,000,994
Parker-Hannifin Corp.	8,860	6,264,463
Paychex, Inc. (b)	22,044	3,255,237
Paycom Software, Inc.	3,433	712,553
Pentair PLC	11,507	1,193,046
Quanta Services, Inc.	10,168	3,127,778
Republic Services, Inc.	14,054	3,047,891
Rockwell Automation, Inc.	7,801	2,172,032
Rollins, Inc.	19,499	965,201
RTX Corp.	90,734	11,700,149
Snap-On, Inc.	3,625	1,287,419
Southwest Airlines Co.	41,422	1,272,070
Stanley Black & Decker, Inc.	10,629	936,096
Textron, Inc.	12,892	986,367
Trane Technologies PLC	15,261	5,535,928
TransDigm Group, Inc.	3,866	5,232,012
Uber Technologies, Inc. (a)	144,947	9,689,707
Union Pacific Corp.	41,288	10,230,754
United Airlines Holdings, Inc. (a)	22,813	2,414,528
United Parcel Service, Inc. - Class B	49,631	5,669,349
United Rentals, Inc.	4,532	3,435,528
Veralto Corp.	16,995	1,757,113
Verisk Analytics, Inc.	9,731	2,797,079
W.W. Grainger, Inc.	2,967	3,152,942
Waste Management, Inc.	25,178	5,545,706
Westinghouse Air Brake Technologies Corp.	11,826	2,458,862
Xylem, Inc.	16,732	2,075,437
		292,555,129

Information Technology - 30.7%(c)
Accenture PLC - Class A	42,668	16,425,047
Adobe, Inc. (a)	30,028	13,135,749
Advanced Micro Devices, Inc. (a)	110,802	12,847,492
Akamai Technologies, Inc. (a)	10,536	1,052,546
Amphenol Corp. - Class A	82,997	5,874,528
Analog Devices, Inc.	33,737	7,148,533
ANSYS, Inc. (a)	6,092	2,135,246
Apple, Inc.	1,037,819	244,925,284
Applied Materials, Inc.	56,146	10,125,931
Arista Networks, Inc. (a)	71,123	8,195,503
Autodesk, Inc. (a)	14,820	4,614,059
Broadcom, Inc.	320,687	70,958,412
Cadence Design System, Inc. (a)	18,608	5,538,113
CDW Corp.	9,250	1,842,045
Cisco Systems, Inc.	272,328	16,503,077
Cognizant Technology Solutions Corp. - Class A	34,159	2,821,875
Corning, Inc.	51,402	2,677,016
Crowdstrike Holdings, Inc. - Class A (a)	16,041	6,385,441
Dell Technologies, Inc. - Class C	21,163	2,192,487
Enphase Energy, Inc. (a)(b)	9,451	588,608
EPAM Systems, Inc. (a)	3,906	991,968
F5, Inc. (a)	3,996	1,187,851
Fair Isaac Corp. (a)	1,664	3,117,604
First Solar, Inc. (a)	7,463	1,250,202
Fortinet, Inc. (a)	43,788	4,417,333
Gartner, Inc. (a)	5,294	2,873,742
Gen Digital, Inc.	37,282	1,003,259
GoDaddy, Inc. - Class A (a)	9,784	2,080,568
Hewlett Packard Enterprise Co.	89,806	1,902,989
HP, Inc.	66,346	2,156,245
Intel Corp.	296,902	5,768,806
International Business Machines Corp.	63,117	16,139,017
Intuit, Inc.	19,127	11,505,082
Jabil, Inc.	7,802	1,267,123
Juniper Networks, Inc.	22,799	794,773
Keysight Technologies, Inc. (a)	11,984	2,137,346
KLA Corp.	9,069	6,695,099
Lam Research Corp.	88,565	7,178,193
Microchip Technology, Inc.	36,954	2,006,602
Micron Technology, Inc.	76,341	6,965,353
Microsoft Corp.	510,463	211,872,773
Monolithic Power Systems, Inc.	3,370	2,147,937
Motorola Solutions, Inc.	11,507	5,399,660
NetApp, Inc.	14,153	1,728,081
NVIDIA Corp.	1,684,182	202,219,733
NXP Semiconductors NV	17,569	3,664,015
ON Semiconductor Corp. (a)	29,315	1,534,347
Oracle Corp.	109,871	18,684,662
Palantir Technologies, Inc. - Class A (a)	139,776	11,530,122
Palo Alto Networks, Inc. (a)	45,046	8,307,383
PTC, Inc. (a)	8,207	1,587,890
QUALCOMM, Inc.	75,782	13,104,981
Roper Technologies, Inc.	7,391	4,254,629
salesforce.com, Inc.	65,382	22,341,029
Seagate Technology Holdings PLC	14,433	1,390,764
ServiceNow, Inc. (a)	14,074	14,332,680
Skyworks Solutions, Inc.	11,106	985,768
Super Micro Computer, Inc. (a)(b)	34,668	988,731
Synopsys, Inc. (a)	10,568	5,553,273
TE Connectivity PLC	20,594	3,047,294
Teledyne Technologies, Inc. (a)	3,223	1,648,017
Teradyne, Inc.	11,256	1,303,332
Texas Instruments, Inc.	62,240	11,490,126
Trimble, Inc. (a)	16,802	1,259,478
Tyler Technologies, Inc. (a)	2,917	1,754,984
VeriSign, Inc. (a)	5,677	1,220,555
Western Digital Corp. (a)(b)	23,817	1,551,201
Workday, Inc. - Class A (a)	14,645	3,837,869
Zebra Technologies Corp. - Class A (a)	3,555	1,393,347
		1,077,560,808

Materials - 2.0%
Air Products & Chemicals, Inc.	15,302	5,130,149
Albemarle Corp.	8,072	679,582
Amcor PLC (b)	99,505	967,189
Avery Dennison Corp.	5,514	1,024,115
Ball Corp.	20,876	1,162,793
Celanese Corp.	7,533	535,144
CF Industries Holdings, Inc.	11,967	1,103,477
Corteva, Inc.	47,652	3,110,246
Dow, Inc.	48,203	1,882,327
DuPont de Nemours, Inc.	28,710	2,204,928
Eastman Chemical Co.	7,970	794,211
Ecolab, Inc.	16,987	4,249,978
FMC Corp.	8,749	488,019
Freeport-McMoRan, Inc.	98,909	3,545,888
International Flavors & Fragrances, Inc.	17,799	1,550,115
International Paper Co. (b)	24,100	1,340,683
Linde PLC	32,495	14,496,669
LyondellBasell Industries NV - Class A	17,799	1,347,384
Martin Marietta Materials, Inc.	4,236	2,304,892
Mosaic Co.	21,866	609,843
Newmont Goldcorp Corp.	76,300	3,259,536
Nucor Corp.	16,174	2,077,227
Packaging Corp. of America	6,142	1,306,158
PPG Industries, Inc.	16,101	1,857,733
Sherwin-Williams Co.	15,933	5,706,563
Smurfit WestRock PLC (b)	34,020	1,806,122
Steel Dynamics, Inc.	9,907	1,270,077
Vulcan Materials Co.	9,080	2,489,282
		68,300,330

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	20,724	2,999,591
CoStar Group, Inc. (a)	28,428	2,177,585
		5,177,176

Utilities - 2.3%
AES Corp.	48,934	538,274
Alliant Energy Corp.	17,599	1,036,229
Ameren Corp.	18,360	1,729,512
American Electric Power Co., Inc.	36,678	3,607,648
American Water Works Co., Inc.	13,590	1,693,858
Atmos Energy Corp.	10,658	1,518,872
CenterPoint Energy, Inc.	44,864	1,461,221
CMS Energy Corp.	20,566	1,357,356
Consolidated Edison, Inc.	24,000	2,249,760
Constellation Energy Corp.	21,548	6,463,969
Dominion Energy, Inc.	58,142	3,232,114
DTE Energy Co.	14,309	1,715,363
Duke Energy Corp.	53,199	5,957,756
Edison International	26,749	1,444,446
Entergy Corp.	29,622	2,401,752
Evergy, Inc.	16,118	1,034,292
Eversource Energy	25,237	1,455,670
Exelon Corp.	69,249	2,769,960
FirstEnergy Corp.	35,325	1,405,935
NextEra Energy, Inc.	140,113	10,026,486
NiSource, Inc.	32,129	1,198,412
NRG Energy, Inc.	13,948	1,428,833
PG&E Corp.	150,513	2,355,528
Pinnacle West Capital Corp. (b)	7,871	684,462
PPL Corp.	51,309	1,723,982
Public Service Enterprise Group, Inc.	34,302	2,865,589
Sempra	43,717	3,625,451
Southern Co.	74,330	6,240,004
Vistra Corp.	23,406	3,932,910
WEC Energy Group, Inc.	21,936	2,177,367
Xcel Energy, Inc.	39,531	2,656,483
		81,989,494
TOTAL COMMON STOCKS (Cost $2,499,064,637)		3,440,336,606

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Alexandria Real Estate Equities, Inc. (b)	10,782	1,049,628
American Tower Corp.	32,162	5,948,362
AvalonBay Communities, Inc.	9,788	2,168,140
BXP, Inc. (b)	10,028	733,448
Camden Property Trust	7,471	849,527
Crown Castle, Inc.	29,907	2,670,097
Digital Realty Trust, Inc.	21,475	3,518,894
Equinix, Inc.	6,633	6,060,307
Equity Residential	23,463	1,657,192
Essex Property Trust, Inc.	4,405	1,253,531
Extra Space Storage, Inc.	14,580	2,245,320
Federal Realty Investment Trust	5,264	571,828
Healthpeak Properties, Inc.	49,047	1,013,311
Host Hotels & Resorts, Inc.	48,136	804,353
Invitation Homes, Inc.	39,233	1,222,108
Iron Mountain, Inc.	20,356	2,067,559
Kimco Realty Corp.	46,401	1,041,702
Mid-America Apartment Communities, Inc.	8,071	1,231,473
Millrose Properties, Inc. (a)(d)	8,146	86,935
Prologis, Inc.	63,765	7,603,976
Public Storage	10,835	3,234,031
Realty Income Corp. (b)	60,135	3,285,776
Regency Centers Corp.	11,399	818,904
SBA Communications Corp.	7,421	1,466,093
Simon Property Group, Inc.	21,065	3,662,361
UDR, Inc.	20,667	862,641
Ventas, Inc.	28,892	1,745,655
VICI Properties, Inc.	72,577	2,160,617
Welltower, Inc.	40,734	5,559,376
Weyerhaeuser Co.	50,012	1,531,367
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,608,925)		68,124,512

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (e)	49,178,938	49,178,938
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $49,178,938)		49,178,938

TOTAL INVESTMENTS - 101.3% (Cost $2,610,852,500)		3,557,640,056
Liabilities in Excess of Other Assets - (1.3)%		(45,013,782)
TOTAL NET ASSETS - 100.0%		$3,512,626,274
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $47,561,697 which represented 1.4% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $86,935 or 0.0% of net assets as of January 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Trendpilot US Large Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,440,336,606	$–	$–	$3,440,336,606
Real Estate Investment Trusts	68,037,577	–	86,935	68,124,512
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	49,178,938
Total Investments	$3,508,374,183	$–	$86,935	$3,557,640,056

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $49,178,938 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTLC (a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Real Estate Investment Trusts	$ -	-	$13,999	-	-	$ -	$ -	$86,935

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PTLC	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Real Estate Investment Trusts	$86,935	Spin-off price	Security not yet traded	10.67 USD

(a) Table presents information for one security: Millrose Properties Inc, which has been valued between 10.67 USD and 11.21 USD throughout the period.